United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 9, 2004
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1942    24280 SH       SOLE                    24280
Acxiom Corp                    COM              005125109      399    16800 SH       SOLE                    16800
Alltel Corp                    COM              020039103     1719    31300 SH       SOLE                    31300
American Intl Group Inc        COM              026874107     1943    28575 SH       SOLE                    28575
Americas Car Mart              COM              03062t105      290     8600 SH       SOLE                     8600
Amgen Inc                      COM              031162100     2212    38932 SH       SOLE                    38932
Anadarko Pete Corp             COM              032511107      358     5400 SH       SOLE                     5400
Anheuser Busch Cos             COM              035229103      455     9118 SH       SOLE                     9118
Arkansas Best Freight          COM              040790107      447    12200 SH       SOLE                    12200
BJ Services                    COM              055482103     2812    53650 SH       SOLE                    53650
BP Amoco PLC ADR               COM              055622104      382     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      289    12200 SH       SOLE                    12200
Bank of the Ozarks             COM              063904106      939    31600 SH       SOLE                    31600
Beverly Enterprises            COM              087851309       92    12200 SH       SOLE                    12200
Biomet Inc                     COM              090613100      206     4400 SH       SOLE                     4400
Bristol Myers Squibb           COM              110122108      290    12235 SH       SOLE                    12235
Caremark Rx Inc                COM              141705103     2420    75456 SH       SOLE                    75456
Citigroup Inc.                 COM              172967101     2548    57752 SH       SOLE                    57752
Citizens Holding Co            COM              174715102      940    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      628    15675 SH       SOLE                    15675
Danaher Corp                   COM              235851102      369     7200 SH       SOLE                     7200
Deltic Timber                  COM              247850100      485    12200 SH       SOLE                    12200
Diebold Inc.                   COM              253651103     1931    41350 SH       SOLE                    41350
Dillard Dept Str A             COM              254063100      241    12200 SH       SOLE                    12200
EMC Corp.                      COM              268648102     1896   164302 SH       SOLE                   164302
Electronic Arts                COM              285512109     1850    40225 SH       SOLE                    40225
Emerson Elec Co                COM              291011104      223     3600 SH       SOLE                     3600
Entergy Corp New               COM              29364G103      218     3600 SH       SOLE                     3600
Exxon Mobil Corp               COM              302290101     1146    23707 SH       SOLE                    23707
Federal National Mtg Assoc.    COM              313586109      432     6808 SH       SOLE                     6808
First Data Corp.               COM              319963104     2736    62897 SH       SOLE                    62897
Fiserv Inc                     COM              337738108     1329    38125 SH       SOLE                    38125
Flextronics Int'l              COM              y2573f102     1567   118250 SH       SOLE                   118250
General Electric Co.           COM              369604103     3710   110480 SH       SOLE                   110480
Hunt J B Trans Svcs            COM              445658107      587    15800 SH       SOLE                    15800
ITT Industries Inc.            COM              450911102      204     2545 SH       SOLE                     2545
Intel Corp.                    COM              458140100     1459    72720 SH       SOLE                    72720
International Business Machine COM              459200101     2838    33100 SH       SOLE                    33100
International Paper Co         COM              460146103      267     6600 SH       SOLE                     6600
Kohls Corp                     COM              500255104     1153    23925 SH       SOLE                    23925
L3 Communications              COM              502424104     3303    49300 SH       SOLE                    49300
Lowes Cos Inc                  COM              548661107     2868    52775 SH       SOLE                    52775
Microsoft Corp                 COM              594918104     1692    61210 SH       SOLE                    61210
Morgan St Dean Witter          COM              617446448     1994    40437 SH       SOLE                    40437
Murphy Oil Corp.               COM              626717102     1462    16850 SH       SOLE                    16850
Nucor Corp                     COM              670346105      329     3600 SH       SOLE                     3600
Oracle Corp                    COM              68389X105     1736   153942 SH       SOLE                   153942
Pam Transportation             COM              693149106      234    12200 SH       SOLE                    12200
Pepsico Inc                    COM              713448108     1545    31750 SH       SOLE                    31750
Pfizer Inc                     COM              717081103     3212   104970 SH       SOLE                   104970
Pilgrims Pride                 COM              721467108      209     7725 SH       SOLE                     7725
Pitney Bowes Inc               COM              724479100      811    18400 SH       SOLE                    18400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2391    27100 SH       SOLE                    27100
Regions Finl Corp              COM              758940100      262     7910 SH       SOLE                     7910
Schlumberger Ltd               COM              806857108     2506    37225 SH       SOLE                    37225
Scotts Companies               COM              810186106     2096    32675 SH       SOLE                    32675
Simmons First National         COM              828730200      481    18822 SH       SOLE                    18822
Southwest Airls Co             COM              844741108     1200    88092 SH       SOLE                    88092
Southwestern Energy            COM              845467109      202     4800 SH       SOLE                     4800
Tellabs Inc                    COM              879664100      228    24850 SH       SOLE                    24850
Texas Instrs Inc               COM              882508104     1539    72318 SH       SOLE                    72318
Time Warner Inc                COM              887317105     1276    79036 SH       SOLE                    79036
Tyco Intl LTD New              COM              902124106     2462    80312 SH       SOLE                    80312
Tyson Foods Inc Cl A           COM              902494103      265    16523 SH       SOLE                    16523
USA Truck                      COM              902925106      149    12200 SH       SOLE                    12200
Union Pac Corp                 COM              907818108      229     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2343    30860 SH       SOLE                    30860
United Technologies            COM              913017109      672     7196 SH       SOLE                     7196
UnitedHealth Group             COM              91324p102      243     3300 SH       SOLE                     3300
Wal Mart Stores Inc            COM              931142103     7096   133374 SH       SOLE                   133374
Weyerhaeuser Co.               COM              962166104      239     3600 SH       SOLE                     3600
Whirlpool Corp                 COM              963320106      216     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     1617    43225 SH       SOLE                    43225
iShares Russell 2000 Index Fun IDX              464287655     1343 11800.000SH       SOLE                11800.000
ishares EAFE Index             IDX              464287465      746 5275.000 SH       SOLE                 5275.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 76

Form 13F Information Tablle Value Total: $95,146
List of Other Included Managers:
No.		13F File Number		Name

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